Benefit Plans and Stock-Based Compensation - Summary of Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Mar. 31, 2018	Mar. 26, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Beginning balance	874,162	441,162
Settled in cash	(586)
Outstanding Ending balance	813,666	666,162
Outstanding Beginning balance	$ 1.13	$ 1.15
Outstanding Ending balance	$ 1.13	$ 1.02
Mayors Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Beginning balance	627	926
Settled in cash	(586)
Settled in cash	$ 1.05
Expired		(299)
Outstanding Ending balance	41	627
Outstanding Beginning balance	$ 1.05	$ 1.05
Expired		1.05
Outstanding Ending balance	$ 1.05	$ 1.05